FAIR VALUE MEASUREMENTS	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value Disclosures [Text Block]

Note 15. Fair Value Measurements

ASC 820, Fair Value Measurements, defines fair value at the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally, the inputs used to measure fair value are prioritized based on a three-level hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value. These levels are:

●Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.
●Level 2 — Valuation is based upon inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (i.e. interest rate and yield curves observable at commonly quoted intervals, default rates, etc.). Observable inputs include quoted prices for similar instruments in active and non-active markets. Level 2 includes those financial instruments that are valued with industry standard valuation models that incorporate inputs that are observable in the marketplace throughout the full term of the instrument or can otherwise be derived from or supported by observable market data in the marketplace. Level 2 inputs may also include insignificant adjustments to market observable inputs.
●Level 3 — Valuation is based upon one or more unobservable inputs that are significant in establishing a fair value estimate. These unobservable inputs are used to the extent relevant observable inputs are not available and are developed based on the best information available. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The following table summarizes the fair value of financial instruments at March 31, 2023:

	March 31, 2023
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$34,318	$—	$34,318
Forward purchase and sales contracts	—	13,390	—	13,390
Total	$—	$47,708	$—	$47,708

Liabilities:
Coffee futures contracts	$302	$—	$—	$302
Forward purchase and sales contracts	—	3,504	—	3,504
Westrock Public Warrants	28,538	—	—	28,538
Westrock Private Warrants	—	—	20,942	20,942
Total	$28,840	$3,504	$20,942	$53,286

The following table presents the change in fair value of Level 3 Westrock Private Warrant liabilities:

(Thousands)	Westrock Private Warrants
Fair value as of December 31, 2022	$28,342
Change in fair value	(7,400)
Fair value as of March 31, 2023	$20,942

The following table summarizes the fair value of financial instruments at December 31, 2022:

	December 31, 2022
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$39,928	$—	$39,928
Forward purchase and sales contracts	—	15,053	—	15,053
Total	$—	$54,981	$—	$54,981

Liabilities:
Coffee futures contracts	$3,334	$—	$—	$3,334
Forward purchase and sales contracts	—	4,258	—	4,258
Westrock Public Warrants	27,179	—	—	27,179
Westrock Private Warrants	—	—	28,342	28,342
Total	$30,513	$4,258	$28,342	$63,113

Coffee futures contracts and coffee options are valued based on quoted market prices. The estimated fair value for green coffee inventories associated with forward contracts and forward sales and purchase contracts are based on exchange-quoted prices, adjusted for differences in origin, quantity, quality, and future delivery period, as the exchange quoted prices represent standardized terms for the commodity. These adjustments are generally determined using broker or dealer quotes or based upon observable market transactions. As a result, green coffee associated with forward contracts and forward sales and purchase contracts are classified within Level 2 of the fair value hierarchy.

Westrock Public Warrants are valued based on their quoted market price of $2.43 and $2.27 per warrant as of March 31, 2023 and December 31, 2022, respectively. Westrock Private Warrants price of $2.83 and $3.83 per warrant as of March 31, 2023 and December 31, 2022, respectively, are valued using a binomial lattice valuation model, which is considered to be a Level 3 fair value measurement. The primary unobservable inputs were as follows:

	March 31, 2023	December 31, 2022
Stock price	$12.24	$13.36
Exercise price	11.50	11.50
Expected term (years)	5.00	5.00
Expected volatility	19.30%	7.74%
Risk-free rate of return	3.64%	3.99%
Dividend yield	0.00%	0.00%

The most significant of these primary unobservable inputs utilized in determining the fair value of the Westrock Private Warrants is the expected volatility of the stock price, which is determined by use of an option pricing model.

Financial instruments consist primarily of cash, accounts receivable, accounts payable, and long-term debt. The carrying amount of cash, accounts receivable and accounts payable was estimated by management to approximate fair value due to the relatively short period of time to maturity for those instruments. On August 29, 2022, the Company entered into the Credit Agreement, which includes the Term Loan Facility and the Revolving Credit Facility. The Term Loan Facility and the Revolving Credit Facility are carried on the Condensed Consolidated Balance Sheets at amortized cost and are estimated by management to approximate fair value as of March 31, 2023 as the interest rate on these facilities is adjusted for changes in the market rates. The fair value of the Term Loan Facility and the Revolving Credit Facility was determined based on Level 2 inputs under the fair value hierarchy.

Non-financial assets and liabilities, including property, plant and equipment, goodwill and intangible assets are measured at fair value on a non-recurring basis. No events occurred during the three months ended March 31, 2023 and 2022, requiring these non-financial assets and liabilities to be subsequently recognized at fair value.

Note 15. Fair Value Measurements

ASC 820, Fair Value Measurements, defines fair value at the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally, the inputs used to measure fair value are prioritized based on a three-level hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value. These levels are:

●	Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.
●	Level 2 — Valuation is based upon inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (i.e. interest rate and yield curves observable at commonly quoted intervals, default rates, etc.). Observable inputs include quoted prices for similar instruments in active and non-active markets. Level 2 includes those financial instruments that are valued with industry standard valuation models that incorporate inputs that are observable in the marketplace throughout the full term of the instrument or can otherwise be derived from or supported by observable market data in the marketplace. Level 2 inputs may also include insignificant adjustments to market observable inputs.
●	Level 3 — Valuation is based upon one or more unobservable inputs that are significant in establishing a fair value estimate. These unobservable inputs are used to the extent relevant observable inputs are not available and are developed based on the best information available. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The following table summarizes the fair value of financial instruments at December 31, 2022:

	December 31, 2022
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$39,928	$—	$39,928
Forward purchase and sales contracts	—	15,053	—	15,053
Total	$—	$54,981	$—	$54,981

Liabilities:
Coffee futures contracts	$3,334	$—	$—	$3,334
Forward purchase and sales contracts	—	4,258	—	4,258
Westrock Public Warrants	27,179	—	—	27,179
Westrock Private Warrants	—	—	28,342	28,342
Total	$30,513	$4,258	$28,342	$63,113

The following table presents the change in the fair value of Level 3 Westrock Private Warrants liabilities:

Westrock
(Thousands)	Private Warrants
Fair value as of January 1, 2022	$—
Assumption of warrants	11,618
Change in fair value	16,724
Fair value as of December 31, 2022	$28,342

The following table summarizes the fair value of financial instruments at December 31, 2021:

	December 31, 2021
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$47,845	$—	$47,845
Coffee futures contracts	172	—	—	172
Forward purchase and sales contracts	—	13,593	—	13,593
Total	$172	$61,438	$—	$61,610

Liabilities:
Forward purchase and sales contracts	$—	$14,021	$—	$14,021
Total	$—	$14,021	$—	$14,021

Coffee futures contracts and coffee options are valued based on quoted market prices. The estimated fair value for green coffee inventories associated with forward contracts and forward sales and purchase contracts are based on exchange-quoted prices, adjusted for differences in origin, quantity, quality, and future delivery period, as the exchange quoted prices represent standardized terms for the commodity. These adjustments are generally determined using broker or dealer quotes or based upon observable market transactions. As a result, green coffee associated with forward contracts and forward sales and purchase contracts are classified within Level 2 of the fair value hierarchy.

Westrock Public Warrants are valued based on their quoted market price of $2.27 per warrant as of December 31, 2022. Westrock Private Warrants price of $3.83 per warrant are valued using a binomial lattice valuation model, which is considered to be a Level 3 fair value measurement. The primary unobservable inputs were as follows:

December 31, 2022
Stock price	$13.36
Exercise price	11.50
Expected term (years)	5.00
Expected volatility	7.74%
Risk-free rate of return	3.99%
Dividend yield	0.00%

The most significant of these primary unobservable inputs utilized in determining the fair value of the Westrock Private Warrants is the expected volatility of the stock price, which is determined by use of an option pricing model.

Financial instruments consist primarily of cash, accounts receivable, accounts payable, and long-term debt. The carrying amount of cash, accounts receivable and accounts payable was estimated by management to approximate fair value due to the relatively short period of time to maturity for those instruments. On August 29, 2022, the Company entered into the Credit Agreement, which includes the Term Loan Facility and the Revolving Credit Facility. The Term Loan Facility and the Revolving Credit Facility are carried on the Consolidated Balance Sheets at amortized cost and are estimated by management to approximate fair value as of December 31, 2022. In November 2021, we amended our Prior Term Loan Agreement and our Prior ABL Credit Agreement, which comprised our material long-term debt obligations at December 31, 2021. As there was no re-pricing of those obligations in connection with the amendments, the carrying amount of these obligations was estimated by management to approximate fair value as of December 31, 2021. The Prior Term Loan Facility and the Prior ABL Facility were carried on the Consolidated Balance Sheets at amortized cost. The fair value of the Term Loan Facility, Revolving Credit Facility, Prior Term Loan Facility and the Prior ABL Facility was determined based on Level 2 inputs under the fair value hierarchy

Non-financial assets and liabilities, including property, plant and equipment, goodwill, and intangible assets are measured at fair value on a non-recurring basis. No events occurred during the years ended December 31, 2022 and 2021, requiring these non-financial assets and liabilities to be subsequently recognized at fair value. During the year ended December 31, 2020, we determined that goodwill and certain intangible assets required subsequent recognition at fair value (see Note 3). The fair value of goodwill and certain intangible assets was determined based on Level 3 inputs under the fair value hierarchy.

CIK 0001846136 Riverview Acquisition Corp
Fair Value Disclosures [Text Block]

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	December 31,
Description	Level	2022	2021
Assets:
Marketable securities held in Trust Account	1	$250,257,574	$250,035,732

Liabilities:
Warrant liability – Public Warrants	1	$12,092,500	$6,629,871
Warrant liability – Private Placement Warrants	3	$7,241,640	$3,933,105

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the statements of operations.

The Private Warrants were valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. For periods subsequent to the detachment of the

Public Warrants from the Units on August 10, 2021, the close price of the Public Warrant price will be used as the fair value as of each relevant date.

The following table provides quantitative information regarding Level 3 fair value measurements:

	June 30,	December 31,
	2022	2021
	Private Warrants	Private Warrants
Stock price	$9.93	$9.74
Exercise price	$11.50	$11.50
Expected term (in years)	5.0	5.0
Volatility	13.6%	10.7%
Risk-free rate	2.98%	1.25%
Dividend yield	0.0%	0.00%

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2022	$3,933,105	$—	$3,933,105
Change in valuation inputs or other assumptions	3,308,535	—	3,308,535
Fair value as of June 30, 2022	$7,241,640	$—	$7,241,640

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. During the year ended December 31, 2021, the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement as the Public Warrants were separately listed and traded. There were no transfers to/from Levels 1, 2 and 3 for the three and six months ended June 30, 2022.

NOTE 10. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2021
Assets:
Marketable securities held in Trust Account	1	$250,035,732

Liabilities:
Warrant liability – Public Warrants	1	$6,629,871
Warrant liability – Private Placement Warrants	3	$3,933,105

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the statement of operations.

The Private Warrants were valued using a binomial lattice model, which is considered to be a Level 3 fair value measurement. The binomial lattice model’s primary unobservable input utilized in determining the fair value of the Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. For periods subsequent to the detachment of the Public Warrants from the Units on August 10, 2021, the close price of the Public Warrant price will be used as the fair value as of each relevant date.

The following table provides the key inputs into the binomial lattice model:

August 10,
2021 (Initial
Measurement)
Public and Private
Warrants
Stock price	$9.44
Exercise price	$11.50
Expected term (in years)	5.0
Volatility	16.9%
Risk-free rate	0.87%
Dividend yield	0.0%

December 31,
2021
Private Warrants
Stock price	$9.74
Exercise price	$11.50
Expected term (in years)	5.0
Volatility	10.7%
Risk-free rate	1.25%
Dividend yield	0.00%

The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of February 4, 2021 (inception)	$—	$—	$—
Initial measurement on August 10, 2021	6,882,000	11,375,000	18,257,000
Change in valuation inputs or other assumptions	(2,948,895)	(3,000,000)	(5,948,895)
Transfer to level 1	—	(8,375,000)	(8,375,000)
Fair value as of December 31, 2021	$3,933,105	$—	$3,933,105

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. During the year ended December 31, 2021, the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement as the Public Warrants were separately listed and traded.